UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JANUARY 31, 2016

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 14.9%
Media - 11.5%
DISH Network Corp., Class A Shares	758,107	$36,593,825	*
SES, FDR	418,636	10,970,205	(a)
Time Warner Cable Inc.	225,972	41,129,164
Time Warner Inc.	568,003	40,010,131
Twenty-First Century Fox Inc., Class B Shares	1,169,421	31,691,309

Total Media		160,394,634

Multiline Retail - 1.8%
Target Corp.	339,394	24,578,913

Specialty Retail - 1.6%
Home Depot Inc.	175,513	22,072,515

TOTAL CONSUMER DISCRETIONARY		207,046,062

CONSUMER STAPLES - 11.1%
Beverages - 1.1%
Anheuser-Busch InBev NV, Sponsored ADR	124,395	15,653,867

Food & Staples Retailing - 3.8%
CVS Health Corp.	546,133	52,750,986

Household Products - 1.7%
Kimberly-Clark Corp.	188,256	24,175,836

Tobacco - 4.5%
Philip Morris International Inc.	393,949	35,459,349
Reynolds American Inc.	537,984	26,872,301

Total Tobacco		62,331,650

TOTAL CONSUMER STAPLES		154,912,339

ENERGY - 10.5%
Energy Equipment & Services - 4.8%
Halliburton Co.	815,773	25,933,424
National-Oilwell Varco Inc.	526,099	17,119,261
Schlumberger Ltd.	340,730	24,624,557

Total Energy Equipment & Services		67,677,242

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	280,586	24,262,272
Exxon Mobil Corp.	378,565	29,471,285
Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	233,715	10,267,100
Suncor Energy Inc.	653,914	15,399,675

Total Oil, Gas & Consumable Fuels		79,400,332

TOTAL ENERGY		147,077,574

FINANCIALS - 24.8%
Banks - 11.4%
Citigroup Inc.	473,343	20,154,945
JPMorgan Chase & Co.	884,813	52,646,374
U.S. Bancorp	903,855	36,208,431
Wells Fargo & Co.	995,519	50,004,919

Total Banks		159,014,669

Capital Markets - 2.6%
Bank of New York Mellon Corp.	438,245	15,873,234
State Street Corp.	362,901	20,224,473

Total Capital Markets		36,097,707

Consumer Finance - 4.1%
American Express Co.	442,895	23,694,883
Capital One Financial Corp.	229,036	15,029,342
Synchrony Financial	664,263	18,878,354	*

Total Consumer Finance		57,602,579

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Insurance - 5.3%
Marsh & McLennan Cos. Inc.	409,943	21,862,260
MetLife Inc.	368,817	16,467,679
Progressive Corp.	331,818	10,369,313
Travelers Cos. Inc.	229,607	24,577,133

Total Insurance		73,276,385

Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	205,306	19,368,568

TOTAL FINANCIALS		345,359,908

HEALTH CARE - 12.4%
Biotechnology - 2.0%
Amgen Inc.	183,780	28,068,719

Health Care Providers & Services - 3.1%
Anthem Inc.	222,402	29,021,237
UnitedHealth Group Inc.	119,540	13,766,226

Total Health Care Providers & Services		42,787,463

Pharmaceuticals - 7.3%
Johnson & Johnson	254,598	26,590,215
Merck & Co. Inc.	652,456	33,059,946
Novartis AG, Sponsored ADR	180,401	14,065,866
Teva Pharmaceutical Industries Ltd., Sponsored ADR	465,194	28,600,127

Total Pharmaceuticals		102,316,154

TOTAL HEALTH CARE		173,172,336

INDUSTRIALS - 8.9%
Aerospace & Defense - 4.3%
Honeywell International Inc.	371,690	38,358,408
United Technologies Corp.	246,367	21,603,922

Total Aerospace & Defense		59,962,330

Industrial Conglomerates - 2.6%
General Electric Co.	1,249,368	36,356,609

Machinery - 2.0%
Illinois Tool Works Inc.	311,800	28,083,826

TOTAL INDUSTRIALS		124,402,765

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.6%
Motorola Solutions Inc.	345,475	23,067,366

Electronic Equipment, Instruments & Components - 1.7%
TE Connectivity Ltd.	422,982	24,177,651

IT Services - 2.1%
International Business Machines Corp.	75,355	9,403,550
Xerox Corp.	1,998,466	19,485,044

Total IT Services		28,888,594

Software - 3.5%
Microsoft Corp.	485,900	26,768,231
Nuance Communications Inc.	1,221,001	21,526,247	*

Total Software		48,294,478

Technology Hardware, Storage & Peripherals - 1.6%
EMC Corp.	901,722	22,335,654

TOTAL INFORMATION TECHNOLOGY		146,763,743

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2016

SECURITY		SHARES	VALUE
MATERIALS - 4.3%
Chemicals - 0.9%
Air Products & Chemicals Inc.		99,129	$12,560,636

Construction Materials - 1.2%
Martin Marietta Materials Inc.		129,390	16,248,796

Containers & Packaging - 1.7%
Crown Holdings Inc.		508,175	23,315,069	*

Metals & Mining - 0.5%
Freeport-McMoRan Inc.		1,602,880	7,373,248

TOTAL MATERIALS			59,497,749

UTILITIES - 1.6%
Multi-Utilities - 1.6%
Sempra Energy		234,500	22,218,875

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $998,592,966)			1,380,451,351

	RATE
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $17,460,189)	0.355%	17,460,189	17,460,189

TOTAL INVESTMENTS - 100.3% (Cost - $1,016,053,155#)			1,397,911,540
Liabilities in Excess of Other Assets - (0.3)%			(3,847,039)

TOTAL NET ASSETS - 100.0%			$1,394,064,501

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$196,075,857	$10,970,205	—	$207,046,062
Other common stocks	1,173,405,289	—	—	1,173,405,289

Total long-term investments	$1,369,481,146	$10,970,205	—	$1,380,451,351

Short-term investments†	17,460,189	—	—	17,460,189

Total investments	$1,386,941,335	$10,970,205	—	$1,397,911,540

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2016, securities valued at $10,970,205 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$440,689,507
Gross unrealized depreciation	(58,831,122)

Net unrealized appreciation	$381,858,385

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2016